Pay vs Performance Disclosure - USD ($)	12 Months Ended
	May 30, 2026	May 31, 2025	May 25, 2024	May 27, 2023	May 28, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for PEO Kate Duchene ($)(2)	Compensation Actually Paid to PEO Kate Duchene ($)(3)	Summary Compensation Table Total for PEO Roger Carlile ($)(2)	Compensation Actually Paid to PEO Roger Carlile ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income ($)(5)	Adjusted EBITDA ($)(6)

Year(1)							Total Stockholder Return ($)(4)	Peer Group Total Stockholder Return ($)(4)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2026	3,062,768	3,177,853	3,669,837	3,723,201	1,597,603	1,495,928	39.00	118.11	(40,601,000)	5,046,000
2025	2,673,316	306,572	n/a	n/a	1,522,815	564,859	57.82	204.25	(191,780,000)	23,457,000
2024	2,850,507	2,592,677	n/a	n/a	930,638	(610,465)	117.94	224.03	21,034,000	51,483,000
2023	4,013,909	3,776,753	n/a	n/a	2,289,718	2,093,310	157.85	172.04	54,359,000	100,194,000
2022	4,624,537	5,449,459	n/a	n/a	2,652,879	3,274,788	178.65	161.97	67,175,000	103,131,000

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The following table shows the PEO(s) and Non-PEOs for fiscal years 2022 -2026.

Year	PEO(s)	Non-PEO NEOs

2026	Roger D. Carlile (November 3, 2025 to present) Kate W. Duchene (June 1, 2025 to November 2, 2025)	Jennifer Y. Ryu, Bhadresh Patel, Scott G. Rottmann, Michael W. Lane and Venkat Ramaswamy Iyer
2025	Kate W. Duchene	Jennifer Y. Ryu and Bhadresh Patel
2024	Kate W. Duchene	Jennifer Y. Ryu, Timothy L. Brackney and Bhadresh Patel
2023	Kate W. Duchene	Jennifer Y. Ryu and Timothy L. Brackney
2022	Kate W. Duchene	Jennifer Y. Ryu and Timothy L. Brackney

Adjustment To PEO Compensation, Footnote	For purposes of this table, the compensation actually paid (also referred to as “Compensation Actually Paid” or “CAP”) to each of our NEOs means the NEO’s total compensation as reflected in the Summary Compensation Table for the applicable year less the grant date fair values of stock awards and option awards included in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the NEO for the applicable year, and adjusted for the following with respect to the RSUs and PSUs granted to the NEO, including any dividend equivalents granted with respect to such awards:
▪Plus the year-end value of awards granted in the covered fiscal year which were outstanding and unvested at the end of the covered fiscal year,
▪Plus/(less) the change in value as of the end of the covered fiscal year as compared to the end of the prior fiscal year for awards which were granted in prior years and were outstanding and unvested at the end of the covered fiscal year,
▪Plus the vesting date value of awards which were granted and vested during the same covered fiscal year,
▪Plus/(less) the change in value as of the vesting date as compared to the end of the prior fiscal year for awards which were granted in prior years and vested in the covered fiscal year,
▪Less, as to any awards which were granted in prior fiscal years and were forfeited during the covered fiscal year, the value of such awards as of the end of the prior fiscal year,
▪Plus the dollar value of any dividends or other earnings paid during the covered fiscal year on outstanding and unvested awards (no dividends or dividend equivalents were paid or credited on outstanding options, cash dividends were paid on outstanding unvested restricted stock awards, and, for other awards, the crediting of dividend equivalents in accordance with the applicable award terms has been taken into account in determining the applicable fiscal year-end or vesting date value of the award),
▪Plus, as to an award that is materially modified during the covered fiscal year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date (none of the RSUs or PSUs held by the NEOs were materially modified during the fiscal years covered by the table).
In making each of these adjustments, the “value” of an award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then use to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10-K each year and the footnotes to the Summary Compensation Table that appear in our annual proxy statement.
The table reflects the CAP (determined as noted above) for our CEO(s) and, for our Non-PEO NEOs, the average of the CAPs determined for the Non-PEO NEOs for each of the fiscal years shown in the table.
The following table provides a reconciliation of the Summary Compensation Table Total to CAP for Kate W. Duchene.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Kate W. Duchene	2026 ($)	2025 ($)	2024 ($)	2023 ($)	2022 ($)

Summary Compensation Table Total	3,062,768	2,673,316	2,850,507	4,013,909	4,624,537
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	—	(1,832,485)	(1,999,984)	(2,099,971)	(1,799,965)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	—	1,135,578	1,771,153	1,910,412	1,871,266
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	75,789	(967,343)	(468,586)	(114,458)	521,263
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	39,296	26,023	32,461	5,861	5,079
Change in Fair Value at Vesting of Option and Stock Awards Granted in Prior Fiscal Years That Vested During Fiscal Year	—	(86,092)	407,126	61,000	227,279
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	(642,425)	—	—	—
Increase Based on Dividends or Other Earnings Paid During Applicable Fiscal Year Period to Vesting Date	—	—	—	—	—
Compensation Actually Paid	3,177,853	306,572	2,592,677	3,776,753	5,449,459
The following table provides a reconciliation of the Summary Compensation Table Total to CAP for Roger D. Carlile.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Roger D. Carlile	2026 ($)	2025 ($)	2024 ($)	2023 ($)	2022 ($)

Summary Compensation Table Total	3,669,837	n/a	n/a	n/a	n/a
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(3,193,875)	n/a	n/a	n/a	n/a
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	3,256,323	n/a	n/a	n/a	n/a
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	(8,630)	n/a	n/a	n/a	n/a
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	n/a	n/a	n/a	n/a
Change in Fair Value at Vesting of Option and Stock Awards Granted in Prior Fiscal Years That Vested During Fiscal Year	(454)	n/a	n/a	n/a	n/a
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	n/a	n/a	n/a	n/a
Increase Based on Dividends or Other Earnings Paid During Applicable Fiscal Year Period to Vesting Date	—	n/a	n/a	n/a	n/a
Compensation Actually Paid	3,723,201	n/a	n/a	n/a	n/a

Non-PEO NEO Average Total Compensation Amount	$ 1,597,603	$ 1,522,815	$ 930,638	$ 2,289,718	$ 2,652,879
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,495,928	564,859	(610,465)	2,093,310	3,274,788
Adjustment to Non-PEO NEO Compensation Footnote	For purposes of this table, the compensation actually paid (also referred to as “Compensation Actually Paid” or “CAP”) to each of our NEOs means the NEO’s total compensation as reflected in the Summary Compensation Table for the applicable year less the grant date fair values of stock awards and option awards included in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the NEO for the applicable year, and adjusted for the following with respect to the RSUs and PSUs granted to the NEO, including any dividend equivalents granted with respect to such awards:
▪Plus the year-end value of awards granted in the covered fiscal year which were outstanding and unvested at the end of the covered fiscal year,
▪Plus/(less) the change in value as of the end of the covered fiscal year as compared to the end of the prior fiscal year for awards which were granted in prior years and were outstanding and unvested at the end of the covered fiscal year,
▪Plus the vesting date value of awards which were granted and vested during the same covered fiscal year,
▪Plus/(less) the change in value as of the vesting date as compared to the end of the prior fiscal year for awards which were granted in prior years and vested in the covered fiscal year,
▪Less, as to any awards which were granted in prior fiscal years and were forfeited during the covered fiscal year, the value of such awards as of the end of the prior fiscal year,
▪Plus the dollar value of any dividends or other earnings paid during the covered fiscal year on outstanding and unvested awards (no dividends or dividend equivalents were paid or credited on outstanding options, cash dividends were paid on outstanding unvested restricted stock awards, and, for other awards, the crediting of dividend equivalents in accordance with the applicable award terms has been taken into account in determining the applicable fiscal year-end or vesting date value of the award),
▪Plus, as to an award that is materially modified during the covered fiscal year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date (none of the RSUs or PSUs held by the NEOs were materially modified during the fiscal years covered by the table).
In making each of these adjustments, the “value” of an award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then use to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10-K each year and the footnotes to the Summary Compensation Table that appear in our annual proxy statement.
The table reflects the CAP (determined as noted above) for our CEO(s) and, for our Non-PEO NEOs, the average of the CAPs determined for the Non-PEO NEOs for each of the fiscal years shown in the table.
The following table provides a reconciliation of the Summary Compensation Table Total to CAP for Kate W. Duchene.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Kate W. Duchene	2026 ($)	2025 ($)	2024 ($)	2023 ($)	2022 ($)

Summary Compensation Table Total	3,062,768	2,673,316	2,850,507	4,013,909	4,624,537
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	—	(1,832,485)	(1,999,984)	(2,099,971)	(1,799,965)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	—	1,135,578	1,771,153	1,910,412	1,871,266
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	75,789	(967,343)	(468,586)	(114,458)	521,263
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	39,296	26,023	32,461	5,861	5,079
Change in Fair Value at Vesting of Option and Stock Awards Granted in Prior Fiscal Years That Vested During Fiscal Year	—	(86,092)	407,126	61,000	227,279
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	(642,425)	—	—	—
Increase Based on Dividends or Other Earnings Paid During Applicable Fiscal Year Period to Vesting Date	—	—	—	—	—
Compensation Actually Paid	3,177,853	306,572	2,592,677	3,776,753	5,449,459
The following table provides a reconciliation of the Summary Compensation Table Total to CAP for Roger D. Carlile.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Roger D. Carlile	2026 ($)	2025 ($)	2024 ($)	2023 ($)	2022 ($)

Summary Compensation Table Total	3,669,837	n/a	n/a	n/a	n/a
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(3,193,875)	n/a	n/a	n/a	n/a
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	3,256,323	n/a	n/a	n/a	n/a
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	(8,630)	n/a	n/a	n/a	n/a
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	n/a	n/a	n/a	n/a
Change in Fair Value at Vesting of Option and Stock Awards Granted in Prior Fiscal Years That Vested During Fiscal Year	(454)	n/a	n/a	n/a	n/a
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	n/a	n/a	n/a	n/a
Increase Based on Dividends or Other Earnings Paid During Applicable Fiscal Year Period to Vesting Date	—	n/a	n/a	n/a	n/a
Compensation Actually Paid	3,723,201	n/a	n/a	n/a	n/a
The following table provides a reconciliation of the average of the Summary Compensation Table Total for the Non-PEO NEOs for a fiscal year to the average of the Compensation Actually Paid for the Non-PEO NEOs for that fiscal year.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Non-PEO NEOs	2026 ($)	2025 ($)	2024 ($)	2023 ($)	2022 ($)

Summary Compensation Table Total	1,597,603	1,522,815	930,638	2,289,718	2,652,879
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(525,254)	(879,988)	(549,988)	(1,049,986)	(849,974)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	490,914	541,873	489,006	954,112	885,349
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	(14,058)	(385,025)	(334,419)	(218,403)	429,984
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	9,687	(5,161)	6,049	2,899	2,558
Change in Fair Value at Vesting of Option and Stock Awards Granted in Prior Fiscal Years That Vested During Fiscal Year	(18,562)	(61,407)	(134,654)	113,745	152,067
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(44,402)	(168,248)	(1,017,447)	—	—
Increase Based on Dividends or Other Earnings Paid During Applicable Fiscal Year Period to Vesting Date	—	—	350	1,225	1,925
Compensation Actually Paid	1,495,928	564,859	(610,465)	2,093,310	3,274,788

Compensation Actually Paid vs. Total Shareholder Return	Total Stockholder Return represents the return on a fixed investment of $100 in the Company’s common stock for the period beginning on the last trading day of fiscal 2021 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. Peer Group Total Stockholder Return represents the return on a fixed investment of $100 in a peer group consisting of the following companies: Barrett Business Services, Inc.; CBIZ, Inc.; CRA International, Inc.; FTI Consulting, Inc.; Heidrick & Struggles International, Inc.; Huron Consulting Group Inc.; ICF International, Inc.; Kforce, Inc.; Korn Ferry; and MISTRAS Group, Inc., which are the peers utilized by the Company for fiscal 2024 executive compensation decisions, for the period beginning on the last trading day of fiscal 2021 through the end of the applicable fiscal year. Heidrick & Struggles was delisted on December 10, 2025. Accordingly, Heidrick & Struggles was included in the peer group analysis through its last trading date and reflected in the calculations up to that date. Peer Group Total Stockholder Return is calculated assuming the reinvestment of dividends and by weighting the returns of each component issuer of the group according to each respective issuer’s stock market capitalization at the beginning of each period for which a return is indicated. The following chart illustrates the CAP for our CEOs and the average CAP for our Non-PEO NEOs for each fiscal year covered by the table against our Total Stockholder Return and the Peer Group Total Stockholder Return for our peer group (each calculated as described above) over that period of time.

Compensation Actually Paid vs. Net Income	This column shows the Company’s net income for each fiscal year covered by the table. The following chart illustrates the CAP for our CEOs and the average CAP for our Non-PEO NEOs for each fiscal year covered by the table against our net income for each of those years. Fiscal 2025 net loss includes a non-cash goodwill impairment charge of $194.4 million.

Compensation Actually Paid vs. Company Selected Measure	This column shows the Company’s Adjusted EBITDA for each fiscal year covered by the table. We consider Adjusted EBITDA to be a key metric in our executive compensation program as it is used both in our EIP and to determine the vesting of our NEO’s PSUs. Adjusted EBITDA is calculated as net income (loss) before amortization expense, depreciation expense, interest and income taxes plus or minus stock-based compensation expense, amortized ERP system costs, technology transformation costs, goodwill impairment, acquisition costs, gain on sale of assets, restructuring costs, executive transition costs, Sitrick related transaction costs, contingent consideration adjustments, and other items the Company believes are not representative of the Company’s core operations, as reported in the Company’s financial statements. See pages 40-41 of the Fiscal 2026 Annual Report for a discussion of the adjustments made and a reconciliation of those adjustments to net income, the most directly comparable GAAP financial measure, to compute Adjusted EBITDA, and similar discussions of Adjusted EBITDA in the Company’s Consolidated Financial Statements filed on Form 10-K for prior fiscal years. The following chart illustrates the CAP for our CEOs and the average CAP for our Non-PEO NEOs for each fiscal year covered by the table against our Adjusted EBITDA for each of those years.

Total Shareholder Return Vs Peer Group	Total Stockholder Return represents the return on a fixed investment of $100 in the Company’s common stock for the period beginning on the last trading day of fiscal 2021 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. Peer Group Total Stockholder Return represents the return on a fixed investment of $100 in a peer group consisting of the following companies: Barrett Business Services, Inc.; CBIZ, Inc.; CRA International, Inc.; FTI Consulting, Inc.; Heidrick & Struggles International, Inc.; Huron Consulting Group Inc.; ICF International, Inc.; Kforce, Inc.; Korn Ferry; and MISTRAS Group, Inc., which are the peers utilized by the Company for fiscal 2024 executive compensation decisions, for the period beginning on the last trading day of fiscal 2021 through the end of the applicable fiscal year. Heidrick & Struggles was delisted on December 10, 2025. Accordingly, Heidrick & Struggles was included in the peer group analysis through its last trading date and reflected in the calculations up to that date. Peer Group Total Stockholder Return is calculated assuming the reinvestment of dividends and by weighting the returns of each component issuer of the group according to each respective issuer’s stock market capitalization at the beginning of each period for which a return is indicated. The following chart illustrates the CAP for our CEOs and the average CAP for our Non-PEO NEOs for each fiscal year covered by the table against our Total Stockholder Return and the Peer Group Total Stockholder Return for our peer group (each calculated as described above) over that period of time.

Tabular List, Table	Adjusted EBITDA ▪Revenue
Total Shareholder Return Amount	$ 39.00	57.82	117.94	157.85	178.65
Peer Group Total Shareholder Return Amount	118.11	204.25	224.03	172.04	161.97
Net Income (Loss)	$ (40,601,000)	$ (191,780,000)	$ 21,034,000	$ 54,359,000	$ 67,175,000
Company Selected Measure Amount	5,046,000	23,457,000	51,483,000	100,194,000	103,131,000
Additional 402(v) Disclosure	See the Summary Compensation Table above for the total compensation for our CEO(s) for each year covered in the table. The average total compensation for the Non-PEO NEOs for each year in the table above was calculated from the Summary Compensation Table above.
Following is an unranked list of the Company’s two financial performance measures we considered in linking the compensation actually paid to our NEOs for fiscal 2026 with Company performance.
These performance measures were used in our EIP performance measurement framework. For a discussion of these terms as used in our EIP, see the “Compensation Discussion and Analysis” section above.
In addition to the financial performance measures listed above, we view the Company’s stock price, upon which the value of all of our awards is dependent, as a key performance-based component of our executive compensation program in order to further align the interests of our senior management team with the interests of our stockholders.

Kate W Duchene [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,062,768	$ 2,673,316	$ 2,850,507	$ 4,013,909	$ 4,624,537
PEO Actually Paid Compensation Amount	3,177,853	306,572	2,592,677	3,776,753	5,449,459
Roger D Carlile [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	3,669,837
PEO Actually Paid Compensation Amount	3,723,201
PEO | Kate W Duchene [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(1,832,485)	(1,999,984)	(2,099,971)	(1,799,965)
PEO | Kate W Duchene [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,135,578	1,771,153	1,910,412	1,871,266
PEO | Kate W Duchene [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	75,789	(967,343)	(468,586)	(114,458)	521,263
PEO | Kate W Duchene [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,296	26,023	32,461	5,861	5,079
PEO | Kate W Duchene [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(86,092)	407,126	61,000	227,279
PEO | Kate W Duchene [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(642,425)	0	0	0
PEO | Kate W Duchene [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Roger D Carlile [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,193,875)
PEO | Roger D Carlile [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,256,323
PEO | Roger D Carlile [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,630)
PEO | Roger D Carlile [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Roger D Carlile [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(454)
PEO | Roger D Carlile [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Roger D Carlile [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (525,254)	(879,988)	(549,988)	(1,049,986)	(849,974)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	490,914	541,873	489,006	954,112	885,349
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,058)	(385,025)	(334,419)	(218,403)	429,984
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,687	(5,161)	6,049	2,899	2,558
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,562)	(61,407)	(134,654)	113,745	152,067
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,402)	(168,248)	(1,017,447)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 350	$ 1,225	$ 1,925